Financial Instruments (Details) - Schedule of Financial Assets and Liabilities Subject to Foreign Currency Risk - AUD ($)	Jun. 30, 2024	Jun. 30, 2023
Financial Instruments (Details) - Schedule of Financial Assets and Liabilities Subject to Foreign Currency Risk [Line Items]
Total exposure	$ (288,924)	$ 13,844,564
Cash And Cash Equivalent [Member] | USD [Member]
Financial Instruments (Details) - Schedule of Financial Assets and Liabilities Subject to Foreign Currency Risk [Line Items]
Total exposure	225,722	15,473,231
Cash And Cash Equivalent [Member] | €EUR [Member]
Financial Instruments (Details) - Schedule of Financial Assets and Liabilities Subject to Foreign Currency Risk [Line Items]
Total exposure
Cash And Cash Equivalent [Member] | £GBP [Member]
Financial Instruments (Details) - Schedule of Financial Assets and Liabilities Subject to Foreign Currency Risk [Line Items]
Total exposure
Trade and Other Payables [Member] | USD [Member]
Financial Instruments (Details) - Schedule of Financial Assets and Liabilities Subject to Foreign Currency Risk [Line Items]
Total exposure	(507,820)	(1,611,223)
Trade and Other Payables [Member] | €EUR [Member]
Financial Instruments (Details) - Schedule of Financial Assets and Liabilities Subject to Foreign Currency Risk [Line Items]
Total exposure
Trade and Other Payables [Member] | £GBP [Member]
Financial Instruments (Details) - Schedule of Financial Assets and Liabilities Subject to Foreign Currency Risk [Line Items]
Total exposure	(3,834)	(17,444)
Trade and Other Payables [Member] | JPY [Member]
Financial Instruments (Details) - Schedule of Financial Assets and Liabilities Subject to Foreign Currency Risk [Line Items]
Total exposure	$ (2,992)